Average Annual Total Returns - QS Variable Conservative Growth	May 01, 2021
CompositeBenchmarkreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	13.70%	[1]
5 Years	9.55%	[1]
10 Years	8.22%	[1]
Russell [Member]
Average Annual Return:
1 Year	20.96%	[2]
5 Years	15.60%	[2]
10 Years	14.01%	[2]
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.51%	[3]
5 Years	4.44%	[3]
10 Years	3.84%	[3]
Class I
Average Annual Return:
1 Year	10.96%
5 Years	8.72%
10 Years	7.59%
Class II
Average Annual Return:
1 Year	10.77%
5 Years		[4]
10 Years		[4]
Since Inception	8.03%
Inception Date	Jun. 23, 2017

[1]	For Class II shares, for the period from the class’ inception date to December 31, 2020, the average annual total return of the Composite Benchmark was 9.31%.
[2]	For Class II shares, for the period from the class’ inception date to December 31, 2020, the average annual total return of the Russell 1000 Index was 15.78%.
[3]	For Class II shares, for the period from the class’ inception date to December 31, 2020, the average annual total return of the Bloomberg Barclays U.S. Aggregate Index was 4.72%.
[4]	N/A